Share Capital - Schedule of Outstanding RSUs (Details) - Restricted Stock Units [Member]		12 Months Ended
	Jan. 24, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule of Outstanding RSUs [Line Items]
Number of RSUs, Balance at beginning	1,157		1,588
Number of RSUs, Granted		60,251	4,796
Number of RSUs, Exercised		(60,251)	(2,891)
Number of RSUs, Forfeited/Cancelled			(3,493)
Number of RSUs, Balance at ending